Document And Entity Information	6 Months Ended
Jun. 30, 2014
Document Entity Information [Abstract]
Entity Registrant Name	Navios Maritime Acquisition Corporation
Trading Symbol	NNA
Entity Central Index Key	0001437260
Document Type	6-K
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock Shares Outstanding	151,664,942